DEBT	12 Months Ended
Mar. 31, 2025
DEBT
DEBT

NOTE 6— DEBT

The Company borrowed from PRC banks, other financial institutions and related parties as working capital funds. As of March 31, 2025 and 2024, the Company’s debt consisted of the following:

(a) Short-term loans:

		As of March 31,
		2025	2024
China Construction Bank (“CCB”)	(1)	$1,650,888	$1,451,282
Xin Wang Bank (“XW”)	(2)	—	112,170
Bank of Communications	(3)	1,102,429	—
China CITIC Bank	(4)	1,378,037	—
Total short-term loans		$4,131,354	$1,563,452
(1)On May 15, 2023, Xinjiang YSX entered into a loan agreement with CCB to borrow the RMB 2 million (approximately $275,607) loan as working capital for one year, with a loan maturity date on May 15, 2024, and an effective interest rate of 3.95% per annum. On May 7, 2024, Xinjiang YSX repaid RMB 2 million loan to CCB immediate before the loan maturity date and entered new loan agreement with CCB to borrow the RMB 2 million (approximately $275,607) loan as working capital for an additional year, with a loan maturity date on May 7, 2025 and an effective interest rate of 3.95% per annum.

On June 8, 2023, Xinjiang YSX entered into another short-term loan agreement with CCB to borrow an aggregate of RMB 2 million (approximately $275,607) as working capital for one year, with original loan maturity date on June 8, 2024 and effective interest rate of 3.86% per annum. There was no collateral and other loan covenant requirement on these loans. Upon maturity of the loan, on June 7, 2024, Xinjiang YSX renewed this loan with CCB to extend the loan maturity date to June 7, 2025, with effective interest rate of 3.86% per annum. The loan was fully repaid.

On June 14, 2024, Xinjiang YSX entered into a new agreement with CCB to borrow RMB 2 million (approximately $275,607) as working capital for one year, with the loan maturity date to June 14, 2025. The loan bears variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 51 basis points, at an effective interest rate of 3.96% per annum. Subsequently, immediate prior to the loan maturity date, on June 11, 2025, Xinjiang YSX repaid the RMB 2 million loan to CCB and entered into a new loan agreement with CCB to extend the loan matuirity date to June 11, 2026 (see Note 13).

In addition, on August 24, 2023, Xihang, entered into a revolving line of credit agreement with CCB to borrow a maximum of RMB 8 million (approximately $1,102,429) loan as working capital. The loan can be borrowed anytime during the period from August 24, 2023 to August 24, 2026. Xihang has the right to repay the loan and borrow again anytime within the loan period. The loan bears variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 40 basis points, at an effective interest rate of 3.95% per annum. As of March 31, 2024, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 6.48 million (approximately $892,968). During the year ended March 31, 2025, Xihang repaid RMB 14.5 million (approximately $2.0 million) to CCB and also borrowed RMB 16.0 million (approximately $2.2 million) from CCB out of this revolving line of credit, as of March 31, 2025, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.98 million (approximately $1,099,673). Subsequently, on April 8, 2025, Xihang repaid RMB 1.0 million (approximately $137,804) to CCB (see Note 13).

As of March 31, 2025 and 2024, the loans payable to CCB amounted to $1,650,888 and $1,451,282, respectively.

(2)From June 29, 2023 to December 18, 2023, Xinjiang YSX, entered into multiple revolving loan agreements with Sichuan XW Bank to borrow an aggregate of loans of RMB 10.97 million (approximately $1,511,706) as working capital for four months, with loan maturity date ranging between October 21, 2023 to April 21, 2024. The loans bear variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 395 basis points, at an effective interest rate of 7.50% per annum. A third party, Guangdong Youshanghui Fiancing Guarantee Co., Ltd., provided guarantee to a maximum loan of RMB 10 million (approximately $1.4 million) that Xinjiang YSX may borrow from Sichuan WX Bank within one year. As of March 31, 2024, the outstanding loan payable to Sichuan XW Bank amounted to RMB 0.81 million (approximately $111,621), which was fully repaid on April 9, 2024. There was no such loan balance with XW Bank as of March 31, 2025.
(3)On October 25, 2024, YSX Network entered into a loan agreement with Bank of Communications to borrow RMB 8 million (approximately $1,102,429) as working capital for one year, with loan maturity date on October 25, 2025 and effective interest rate of 3.20% per annum. There was no collateral and other loan covenant requirement on this loan.
(4)From December 9, 2024 to January 2, 2025, YSX Network entered multiple loan agreements with China Citic Bank to borrow an aggregate of loans of RMB 10 million (approximately $1,378,037) as working capital, with loan maturity date ranging between December 31, 2024 to January 2, 2026. The loans bear an effective interest rate of 3.98% per annum. Related party, Mr. Jie Xiao provided guarantee to a maximum loan of RMB 10 million (approximately $1,378,037) that YSX Network may borrow from China Citic Bank during the period from December 6, 2024 to November 21, 2025. During the year ended March 31, 2025, YSX Network repaid RMB 10,000 (approxiamtely $1,378) to China Citic Bank in December 2024. As of March 31, 2025, the outstanding loan balance that YSX Network borrowed from China Citic Bank amounted to RMB 10.0 million (approximately $1,378,037).

(b) Long-term loans:

		As of March 31,
		2025	2024
Bank of China (“BOC”)	(5)	$1,860,349	$623,165
Less: current portion of long-term loans		(578,775)	(138,481)
Total long-term loans, non-current		$1,281,574	$484,684
(5)On September 13, 2023, Xihang, entered into a loan agreement with BOC to borrow RMB 3.4 million (approximately $468,533) as working capital for two years, with loan maturity date on September 12, 2025 and multiple loan repayment with first loan repayment of RMB 340,000 starting January 2, 2024 and additional RMB 340,000 repayment on a semi-annual basis thereon. In addition, on September 15, 2023, Xihang entered into another loan agreement with BOC to borrow additional RMB 1.6 million (approximately $220,486) as working capital for two years, with loan maturity date on September 14, 2025 and multiple loan repayment with first loan repayment of RMB 160,000 starting January 2, 2024 and additional RMB 160,000 repayment on a semi-annual basis thereon. The loans variable interest rates are based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 25 basis points, and the effective interest rate is 3.70% per annum. Pursuant to loan agreements, Xihang is (i) required to maintain the asset-liability ratio less than 70%; (ii) must obtain a written consent from the bank if the borrower conducts any activities associated with business merger, acquisition, spinoff, reduction of the registered capital, share transfer, investment to external parties, significant transfer of assets and liabilities, etc.; (iii) subject to the inspection and monitoring by BOC bank and must provide a fund usage report to BOC on a monthly basis; (iv) must prioritize repayment of bank borrowing in the event of any other liquidation transaction; (v) not allowed to declare shareholder dividends until repayment of the loan; and (vi) not allowed to dispose of its assets through lowering down its debt payment ability and promise to maintain the maximum external guarantee amount below the limit as set forth in the borrower’s articles of incorporation. If there is any violation of any of these loan covenant requirements, BOC has the right to terminate the loan agreements and request Xihang to repay the loans in advance before the maturity dates. There is no other guarantee or collateral requirements on these loans. Based on the loan repayment schedule, the current portion of long-term loan borrowed from BOC amounted to $138,481 and non-current portion of long-term loans amounted to $484,684 as of March 31, 2024, respectively. During the year ended March 31, 2025, Xihang further repaid RMB 1.0 million (approximately $137,804) to BOC based on the loan repayment schedule. As of March 31, 2025, the outstanding loan balance that Xihang borrowed from BOC amounted to RMB 3.5 million (approximately $482,313).

On December 24, 2024, YSX Network, entered into a loan agreement with BOC to borrow RMB 5.0 million (approximately $689,018) as working capital for three years, with loan maturity date on December 23, 2027. The loan bears variable interest rates are based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, and the effective interest rate is 3.05% per annum. Related party, Mr. Jie Xiao and Xinjiang YSX separately signed a loan guarantee agreement with BOC to provide guarantee to a maximum loan of RMB 5.0 million (approximately $689,018) that Guangzhou YSX may borrow from BOC during the period from December 20, 2024 to December 31, 2034. As of March 31, 2025, the current portion of long - term loan that YSX Network borrowed from BOC amounted to $55,121 and non - current portion of long - term loans amounted to $633,897, respectively.

On March 27, 2025, Guangzhou YSX, entered into a loan agreement with BOC to borrow RMB 5.0 million (approximately $689,018) as working capital for three years, with loan maturity date on March 26, 2028. The loan bears variable interest rates are based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, and the effective interest rate is 3.10% per annum. Related party, Mr. Jie Xiao and Xinjiang YSX separately signed a loan guarantee agreement with BOC to provide guarantee to a maximum loan of RMB 5.0 million (approximately $689,018) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035. As of March 31, 2025, the current portion of long - term loan that Guangzhou YSX borrowed from BOC amounted to $41,341 and non - current portion of long - term loans amounted to $647,677, respectively.

For the above mentioned long - term loans that Xihang, YSX Network and Guangzhou YSX borrowed from BOC, the current portion of long - term loans borrowed from BOC amounted to $578,775 and non - current portion of long - term loans amounted to $1,281,574 as of March 31, 2025, respectively.

(c) Long-term loan, related party:

		As of March 31,
		2025	2024
Loan borrowed from Mr. Jie Xiao, CEO, Chairman of the Board and controlling shareholder of the Company	(6)	$—	$1,384,811
Less: current portion of loan payable to a related party		—	—
Total loan payable to a related party, non-current		$—	$1,384,811
(6)Because of certain restrictions from the PRC financial institutions, On June 2, 2023, Mr. Jie Xiao, entered into a loan agreement with Guangzhou Rural Commercial Bank Co. Ltd. (“GZ Rural Bank”) to borrow RMB 10 million (approximately $1,378,037) for three years, with loan maturity date on June 2, 2026. The loan bears interest at a variable rate calculated based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 55 basis points, and the effective interest rate is 4.10% per annum. Xinjiang YSX and its branch company Guangzhou YSX provided guarantee to this loan. The Company’s shareholder Mr. Weiqiang Zhen pledged his personal assets as collateral with GZ Rural Bank to further secure this loan. At the same time, the Company signed a loan agreement with Mr. Jie Xiao to borrow the RMB 10 million (approximately $1,378,037) with the same borrowing terms and interest rate. The purpose of this borrowing is to obtain funds to support the Company’s working capital needs, especially for making payments to external vendors to perform the outsourced value-added services. Based on the loan repayment schedule, Mr. Jie Xiao is required to make a repayment of RMB 10 million (approximately $1,378,037) to GZ Rural Bank upon maturity. Therefore, the Company is also required to make the same amount of repayment to Mr. Jie Xiao. There was no other loan collateral or covenant requirement on this loan. During the year ended March 31, 2025, the Company repaid RMB 500,000 (approximately $68,902) to Mr. Jie Xiao and Mr. Jie Xiao repaid the same amount to GZ Rural Bank. Upon completion of the IPO on December 19, 2024, the Company fully repaid the remaining balance of RMB 9.5 million (approximately $1,309,135) to Mr. Jie Xiao and Mr. Jie Xiao repaid the same amount to GZ Rural Bank. As a result, the balance of long-term loan, related party, was Nil as of March 31, 2025.

For the above-mentioned short-term and long-term loans from PRC banks, financial institutions and related party, interest expense amounted to $159,298, $139,752 and $83,543 for the years ended March 31, 2025, 2024 and 2023, respectively.